UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    East Hill Management Company LLC
Address: 10 Memorial Boulevard, Suite 902
         Providence, RI  02903

13F File Number:  028-12888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Rosa
Title:     Director of Operations
Phone:     401-490-0700

Signature, Place, and Date of Signing:

      /s/  Stacey Rosa     Providence, RI     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $38,530 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     2892   191700 SH       SOLE                   191700        0        0
AMERICAN INTL GROUP INC        COM              026874107      785   500000 SH       SOLE                   500000        0        0
BOEING CO                      CALL             097023905        1    19500 SH  CALL SOLE                        0        0        0
BUCKLE INC                     COM              118440106      218    10000 SH       SOLE                    10000        0        0
CAMPBELL SOUP CO               CALL             134429909        1    15600 SH  CALL SOLE                        0        0        0
CAMPBELL SOUP CO               COM              134429109      900    30000 SH       SOLE                    30000        0        0
CORNING INC                    COM              219350105      190    19980 SH       SOLE                    19980        0        0
DENISON MINES CORP             COM              248356107      821   695188 SH       SOLE                   695188        0        0
EXXON MOBIL CORP               COM              30231G102     1964    24600 SH       SOLE                    24600        0        0
EXXON MOBIL CORP               CALL             30231G902      240   400000 SH  CALL SOLE                        0        0        0
FRONTLINE LTD                  SHS              G3682E127      243     8200 SH       SOLE                     8200        0        0
INTEL CORP                     COM              458140100     2525   172196 SH       SOLE                   172196        0        0
ISHARES TR                     DJ US ENERGY     464287796     2014    71100 SH       SOLE                    71100        0        0
MEMC ELECTR MATLS INC          COM              552715104      190    13300 SH       SOLE                    13300        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      314     6300 SH       SOLE                     6300        0        0
PACIFIC RIM MNG CORP           COM NEW          694915208       20   145200 SH       SOLE                   145200        0        0
ROPER INDS INC NEW             COM              776696106     2075    47800 SH       SOLE                    47800        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      952    11000 SH       SOLE                    11000        0        0
STATE STR CORP                 COM              857477103    10205   259471 SH       SOLE                   259471        0        0
TECK COMINCO LTD               CL B             878742204     7905  1606600 SH       SOLE                  1606600        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1072    20000 SH       SOLE                    20000        0        0
VULCAN MATLS CO                COM              929160109     3003    43151 SH       SOLE                    43151        0        0